================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21888

                  Oppenheimer Institutional Money Market Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: May 31

                      Date of reporting period: 8/31/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS   AUGUST 31, 2011 (UNAUDITED)

                                            MATURITY         FINAL LEGAL              PRINCIPAL
                                              DATE*         MATURITY DATE**            AMOUNT                    VALUE
--------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-36.1%
--------------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT-36.1%
Bank of Montreal, Chicago:
0.07%                                         9/6/11          9/6/11               $200,000,000               $200,000,000
0.09%                                         9/7/11          9/7/11                100,000,000                100,000,000
--------------------------------------------------------------------------------------------------------------------------
Bank of Nova Scotia, Houston TX:
0.23%                                        11/1/11         11/1/11                 50,000,000                 49,998,295
0.28%                                       11/28/11        11/28/11                 61,300,000                 61,300,000
0.28%                                       11/29/11        11/29/11                100,000,000                100,000,000
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse, New York Branch:
0.22%                                       10/21/11        10/21/11                 50,000,000                 50,000,000
0.31%                                       11/23/11        11/23/11                 50,000,000                 50,000,000
0.31%                                       11/23/11        11/23/11                 55,000,000                 55,000,000
--------------------------------------------------------------------------------------------------------------------------
DnB NOR Bank ASA NY:
0.12%                                         9/1/11          9/1/11                150,000,000                150,000,000
0.12%                                         9/2/11          9/2/11                200,000,000                200,000,000
0.12%                                         9/6/11          9/6/11                 30,000,000                 30,000,000
--------------------------------------------------------------------------------------------------------------------------
National Australia Bank, New York:
0.20%                                        9/22/11         9/22/11                 50,000,000                 50,000,000
0.20%                                        10/6/11         10/6/11                 61,700,000                 61,700,000
0.22%                                       10/27/11        10/27/11                 46,600,000                 46,600,000
0.22%                                       10/28/11        10/28/11                 75,000,000                 75,000,000
0.29%                                        12/2/11         12/2/11                 42,000,000                 42,000,000
--------------------------------------------------------------------------------------------------------------------------
Nordea Bank Finland plc, New York:
0.25%                                       11/23/11        11/23/11                100,000,000                 99,998,849
0.25%                                       11/28/11        11/28/11                 58,000,000                 58,000,000
0.26%                                       11/14/11        11/14/11                 37,000,000                 36,996,958
0.30%                                       11/25/11        11/25/11                 23,000,000                 22,999,864
--------------------------------------------------------------------------------------------------------------------------
Rabobank Nederland NV, New York:
0.29%(1)                                    11/16/11         5/16/12                 93,500,000                 93,500,000
0.30%                                        1/17/12         1/17/12                 90,000,000                 90,000,000
0.31%(1)                                     9/26/11         4/24/12                 27,000,000                 27,000,000
0.40%                                       10/18/11        10/18/11                 30,100,000                 30,103,890
0.42%                                       11/10/11        11/10/11                 50,000,000                 50,000,000
0.50%                                        9/14/11         9/14/11                 21,000,000                 21,000,226
--------------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada, New York:
0.26%(1)                                      9/1/11        11/10/11                104,500,000                104,500,000
0.26%(1)                                       9/7/11         6/7/12                 75,000,000                 75,000,000
0.33%(1)                                       9/1/11        12/2/11                100,000,000                100,000,000
--------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Bank, New York:
0.28%                                       10/21/11        10/21/11                106,000,000                106,000,000
0.37%                                       12/16/11        12/16/11                 50,000,000                 50,000,000
0.74%                                         5/4/12          5/4/12                 10,000,000                 10,000,000
--------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken, New York:
0.21%                                       10/24/11        10/24/11                 50,000,000                 50,000,000
0.22%                                       10/27/11        10/27/11                 50,000,000                 50,000,000
0.22%                                        11/2/11         11/2/11                 50,000,000                 50,000,000
--------------------------------------------------------------------------------------------------------------------------
Toronto Dominion Bank, New York, 0.29%(1)    9/12/11         1/12/12                 75,000,000                 75,000,000
--------------------------------------------------------------------------------------------------------------------------
UBS AG, Stamford CT:
0.19%                                        9/29/11         9/29/11                 77,900,000                 77,900,000
0.20%                                        9/26/11         9/26/11                 75,000,000                 75,000,000
0.20%                                        9/27/11         9/27/11                 44,700,000                 44,700,000

1 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2011 (UNAUDITED)

                                                        MATURITY           FINAL LEGAL           PRINCIPAL
                                                          DATE*           MATURITY DATE**          AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------------
0.64%                                                     9/6/11           9/6/11               $ 57,000,000       $ 57,002,787
-------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp., New York:
0.22%                                                    11/4/11          11/4/11                 35,500,000         35,500,000
0.29%                                                    11/3/11          11/3/11                 25,000,000         25,003,494
                                                                                                                     ----------
Total Certificates of Deposit (Cost $2,836,804,363)                                                               2,836,804,363
-------------------------------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS-21.5%
Bank of Nova Scotia, 0.20%                               10/3/11          10/3/11                 50,000,000         49,991,111
-------------------------------------------------------------------------------------------------------------------------------
Barclays US Funding LLC:
0.29%                                                   10/25/11         10/25/11                 50,000,000         49,978,250
0.29%                                                    11/3/11          11/3/11                 71,000,000         70,963,968
0.29%                                                    11/4/11          11/4/11                 73,000,000         72,962,364
0.35%                                                   11/14/11         11/14/11                 78,000,000         77,943,883
0.35%                                                   11/16/11         11/16/11                 50,000,000         49,963,056
-------------------------------------------------------------------------------------------------------------------------------
Commonwealth Bank of Australia:
0.12%(2)                                                 9/21/11          9/21/11                 16,315,000         16,313,912
0.20%(2)                                                 10/4/11          10/4/11                 75,000,000         74,986,250
-------------------------------------------------------------------------------------------------------------------------------
Credit Suisse, New York Branch, 0.24%                   10/20/11         10/20/11                 78,000,000         77,975,582
-------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Grand Cayman, 0.10%                     9/1/11           9/1/11                122,000,000        122,000,000
-------------------------------------------------------------------------------------------------------------------------------
ING (US) Funding LLC:
0.19%                                                     9/1/11           9/1/11                 28,625,000         28,625,000
0.25%                                                    9/28/11          9/28/11                 22,200,000         22,195,838
0.32%                                                    11/1/11          11/1/11                 97,000,000         96,947,404
-------------------------------------------------------------------------------------------------------------------------------
National Australia Funding (Delaware), Inc., 0.23% (2)   12/1/11          12/1/11                 59,178,000         59,143,595
-------------------------------------------------------------------------------------------------------------------------------
Nordea North America, Inc.:
0.20%                                                     9/8/11           9/8/11                 70,000,000         69,997,297
0.24%                                                   10/14/11         10/14/11                 97,794,000         97,765,966
-------------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB, 0.31% (2)             11/18/11         11/18/11                 74,000,000         73,950,297
-------------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken, Inc.:
0.20%(2)                                                10/11/11         10/11/11                 85,900,000         85,880,911
0.22%(2)                                                10/17/11         10/17/11                105,750,000        105,720,911
-------------------------------------------------------------------------------------------------------------------------------
Swedbank AB:
0.22%                                                     9/9/11           9/9/11                 15,000,000         14,999,283
0.28%                                                    9/23/11          9/23/11                 77,000,000         76,986,824
0.30%                                                   11/17/11         11/17/11                 90,000,000         89,942,250
0.40%                                                   12/15/11         12/15/11                 50,000,000         49,941,667
-------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.:
0.20%(2)                                                  9/6/11           9/6/11                 75,900,000         75,897,944
0.23%(2)                                                 11/8/11          11/8/11                 33,000,000         32,985,663
0.30%(2)                                                  1/9/12           1/9/12                 50,000,000         49,945,833
                                                                                                                     ----------
Total Direct Bank Obligations (Cost $1,694,005,059)                                                               1,694,005,059
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES-33.4%
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-2.2%
General Electric Capital Corp.:
0.13%                                                   10/12/11         10/12/11                 50,000,000         49,989,181
0.19%                                                   10/11/11         10/11/11                 50,000,000         49,989,444
0.19%                                                   10/13/11         10/13/11                 70,000,000         69,984,483
                                                                                                                   ------------
                                                                                                                    169,963,108


2 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS   AUGUST 31, 2011 (UNAUDITED)

                                          MATURITY               FINAL LEGAL              PRINCIPAL
                                            DATE*              MATURITY DATE**             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-1.9%
Electricite De France:
0.25% (2)                                 9/23/11              9/23/11                 $ 50,000,000           $ 49,992,361
0.25% (2)                                 9/26/11              9/26/11                   52,250,000             52,240,929
0.32% (2)                                11/18/11             11/18/11                   50,000,000             49,965,333
                                                                                                              ------------
                                                                                                               152,198,623
--------------------------------------------------------------------------------------------------------------------------
LEASING & FACTORING-4.7%
American Honda Finance Corp., 0.35%(1)    9/29/11              6/29/12                   70,500,000             70,500,000
--------------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.:
0.29%                                    11/29/11             11/29/11                  112,000,000            111,919,702
0.31%                                    12/19/11             12/19/11                   50,000,000             49,953,069
0.34%                                    12/29/11             12/29/11                   74,000,000             73,916,832
0.36%                                     1/26/12              1/26/12                   13,000,000             12,980,890
0.37%                                     1/27/12              1/27/12                   50,000,000             49,926,000
                                                                                                                ----------
                                                                                                               369,196,493
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL-5.7%
Austin, TX Airport System
Refunding Bonds,
Series 2005-1, 0.23% (1)                    9/7/11               9/7/11                   10,000,000             10,000,000
---------------------------------------------------------------------------------------------------------------------------
Austin, TX Airport System
 Refunding Bonds,
Series 2005-2, 0.23%(1)                     9/7/11               9/7/11                   10,000,000             10,000,000
---------------------------------------------------------------------------------------------------------------------------
Baltimore, MD General
Obligation Bonds,
Series 2003C, 0.18%(1)                      9/7/11               9/7/11                   13,405,000             13,405,000
---------------------------------------------------------------------------------------------------------------------------
Capital Markets Access
 Co. LC Bonds,
Carteret Investment
 Assn. LLC, Series
2008, 0.21%(1)                              9/7/11               9/7/11                    7,220,000              7,220,000
---------------------------------------------------------------------------------------------------------------------------
Charlotte, NC Certificates
 of Participation, NASCAR
 Hall of Fame Facilities,
Series 09D,  0.35%(1)                       9/7/11               9/7/11                   41,700,000             41,700,000
---------------------------------------------------------------------------------------------------------------------------
Cobb Cnty., GA Hospital
Authority Revenue Anticipation
 Certificates, Equipment
Pool Project, Series
2004, 0.21%(1)                              9/7/11               9/7/11                   25,000,000             25,000,000
---------------------------------------------------------------------------------------------------------------------------
Everett Clinic (The)
Bonds, Series 2002, 0.38%(1)                9/7/11               9/7/11                    9,700,000              9,700,000
---------------------------------------------------------------------------------------------------------------------------
Goshen, IN Economic
 Development, Goshen
 College Project,
Series 2007, 0.20%(1)                       9/7/11               9/7/11                   21,115,000             21,115,000
---------------------------------------------------------------------------------------------------------------------------
Great Falls Clinic LLP
Bonds, Series 06, 0.40%(1)                  9/7/11               9/7/11                   13,010,000             13,010,000
---------------------------------------------------------------------------------------------------------------------------
Johnson, TN Health
& Education Facilities,
Mountain States Health,
Series 2007B-1, 0.21%(1)                    9/7/11               9/7/11                   20,255,000             20,255,000
---------------------------------------------------------------------------------------------------------------------------
Johnson, TN Health &
 Education Facilities,
Mountain States Health,
Series 2007B-2, 0.19%(1)                    9/7/11               9/7/11                   17,865,000             17,865,000
---------------------------------------------------------------------------------------------------------------------------
Lewisburg, TN Industrial
Development Board,
Waste Management
Project, Series 2003, 0.22%(1)              9/7/11               9/7/11                   15,000,000             15,000,000
---------------------------------------------------------------------------------------------------------------------------
Macon-Bibb Cnty. Industrial
Development Authority
Revenue Bonds, Bass Pro
Outdoor World,
Series 2005, 0.32%(1)                       9/7/11               9/7/11                   20,100,000             20,100,000
---------------------------------------------------------------------------------------------------------------------------
Nassau Health Care Corp.
Bonds, Series
2009A, 0.30%(1)                             9/7/11               9/7/11                   17,495,000             17,495,000
---------------------------------------------------------------------------------------------------------------------------

3 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS   AUGUST 31, 2011 (UNAUDITED)

                                                               FINAL LEGAL
                                            MATURITY            MATURITY            PRINCIPAL
                                               DATE*              DATE**               AMOUNT                        VALUE
--------------------------------------------------------------------------------------------------------------------------
OH Higher Education
Facilities Commission,
Xavier University 2008
Project, Series B, 0.25% (1)                 9/7/11               9/7/11         $ 20,480,000                 $ 20,480,000
--------------------------------------------------------------------------------------------------------------------------
Private Colleges &
Universities Authority
Revenue Bonds, Mercer
University Project, Series
2006B, 0.22% (1)                             9/7/11               9/7/11            6,315,000                    6,315,000
--------------------------------------------------------------------------------------------------------------------------
San Bernardino Cnty.,
CA Certificates of
Participation,
Series 2008A, 0.35% (1)                      9/7/11               9/7/11           29,843,000                   29,843,000
--------------------------------------------------------------------------------------------------------------------------
SC Jobs-Economic
Development Authority
Bonds, South Atlantic
Canners, Inc., Series 2001,
0.34% (1)                                    9/7/11               9/7/11            5,000,000                    5,000,000
--------------------------------------------------------------------------------------------------------------------------
SE Public Service Authority
of VA, Sr. Revenue
Bonds, Regional Solid
Waste System Project,
Series 2007A, 0.24% (1)                      9/7/11               9/7/11           12,825,000                   12,825,000
--------------------------------------------------------------------------------------------------------------------------
St. Paul, MN Bonds,
Rivercentre Arena Project,
Series 2009A, 0.21% (1)                      9/7/11               9/7/11           17,900,000                   17,900,000
--------------------------------------------------------------------------------------------------------------------------
Tift Cnty. Development
Authority Industrial
Development Revenue
Bonds, Heatcraft
Refrigeration Products
, Series 2008B, 0.21% (1)                    9/7/11               9/7/11            6,700,000                    6,700,000
--------------------------------------------------------------------------------------------------------------------------
Trinitas Hospital Bonds,
Series 2006, 0.21% (1)                       9/7/11               9/7/11           13,805,000                   13,805,000
--------------------------------------------------------------------------------------------------------------------------
Tuscaloosa Cnty.,
AL Industrial Development
Authority Gulf Opportunity
Zone Bonds, Hunt
Refining Project, Series 2009A, 0.26% (1)    9/7/11               9/7/11           95,000,000                   95,000,000
                                                                                                              ------------
                                                                                                               449,733,000
--------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS-1.4%
Reckitt Benckiser Treasury Services plc:
0.35% (2)                                  11/22/11             11/22/11            8,000,000                    7,993,622
0.42% (2)                                   1/30/12              1/30/12           27,000,000                   26,952,435
0.43% (2)                                    9/8/11               9/8/11           14,000,000                   13,998,829
0.44% (2)                                   10/4/11              10/4/11           25,000,000                   24,989,917
0.44% (2)                                  10/12/11             10/12/11           40,000,000                   39,979,956
                                                                                                               -----------
                                                                                                               113,914,759
--------------------------------------------------------------------------------------------------------------------------
RECEIVABLES FINANCE-9.6%
Alpine Securitization Corp.:
0.15%                                        9/9/11               9/9/11           50,000,000                   49,998,333
0.18%                                       9/21/11              9/21/11          100,000,000                   99,990,000
0.20%                                       9/19/11              9/19/11           31,612,000                   31,608,839
--------------------------------------------------------------------------------------------------------------------------
Barton Capital Corp., 0.22% (2)              9/1/11               9/1/11          194,795,000                  194,795,000
--------------------------------------------------------------------------------------------------------------------------
Chariot Funding LLC, 0.16% (2)              9/15/11              9/15/11           80,000,000                   79,995,022
--------------------------------------------------------------------------------------------------------------------------
Mont Blanc Capital Corp.:
0.20% (2)                                   9/14/11              9/14/11           43,500,000                   43,496,858
0.35% (2)                                  10/31/11             10/31/11          115,000,000                  114,932,917
--------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp.:
0.25% (2)                                  10/17/11             10/17/11           45,000,000                   44,985,625
0.27% (2)                                  10/13/11             10/13/11           20,000,000                   19,993,700
0.27% (2)                                  10/19/11             10/19/11           23,700,000                   23,691,468

4 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS   AUGUST 31, 2011 (UNAUDITED)

                                                                              FINAL LEGAL
                                                           MATURITY             MATURITY               PRINCIPAL
                                                              DATE*              DATE**                  AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------
0.28% (2)                                                   10/21/11           10/21/11            $ 50,000,000   $ 49,980,556
                                                                                                                  ------------

                                                                                                    753,468,318
------------------------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL-7.9%
Crown Point Capital Co.:
0.25%                                                         9/6/11             9/6/11              94,700,000     94,696,712
0.25%                                                         9/9/11             9/9/11              50,000,000     49,997,222
0.25%                                                        9/12/11            9/12/11              24,600,000     24,598,121
0.25%                                                        9/13/11            9/13/11              50,000,000     49,995,833
------------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust II, 0.21%                                   9/20/11            9/20/11              50,000,000     49,994,458
------------------------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
0.25% (2)                                                     9/7/11             9/7/11             142,000,000    141,994,083
0.25% (2)                                                    9/12/11            9/12/11              22,400,000     22,398,289
0.25% (2)                                                    9/14/11            9/14/11              50,000,000     49,995,486
0.25% (2)                                                    9/15/11            9/15/11              74,500,000     74,492,757
0.25% (2)                                                    9/16/11            9/16/11              61,000,000     60,993,646
                                                                                                                 ----------------
                                                                                                                   619,156,607
                                                                                                                 ---------------
Total Short-Term Notes (Cost $2,627,630,908)                                                                     2,627,630,908
------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS-5.8%
U.S. Treasury Nts.:
0.75%                                                        5/31/12            5/31/12              50,000,000     50,171,889
1.00%                                                        4/30/12            4/30/12              75,000,000     75,341,816
1.13%                                                       12/15/11           12/15/11              50,000,000     50,111,496
1.38%                                                        2/15/12            2/15/12             100,000,000    100,474,592
1.38%                                                        5/15/12            5/15/12             100,000,000    100,764,776
4.50%                                                        3/31/12            3/31/12              78,000,000     79,881,363
                                                                                                                   -----------
Total U.S. Government Obligations (Cost $456,745,932)                                                              456,745,932

                                                                                              Shares
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY-3.2%
Prime Money Market Fund RBC Institutional,
Cl. 1, 0.08% 3  (Cost $249,883,397)                          9/1/11            9/1/11         249,883,397        249,883,397
----------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $7,865,069,659)                                             100.0%           7,865,069,659
----------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                               0.0                  3,557,201
                                                                                              ------------------------------
Net Assets                                                                                    100.0%          $7,868,626,860
                                                                                              ==============================

Footnotes to Statement of Investments

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

----------

* The Maturity Date represents the date used to calculate the Fund's weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund's weighted average life as determined under Rule 2a-7.

5 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS   AUGUST 31, 2011 (UNAUDITED)

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $1,762,684,105 or 22.40% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Rate shown is the 7-day yield as of August 31, 2011.

Valuation Inputs

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of August 31, 2011 based on valuation input level:

                                                  LEVEL 2-         LEVEL 3-
                                LEVEL 1-     OTHER SIGNIFICANT    SIGNIFICANT
                               UNADJUSTED        OBSERVABLE      UNOBSERVABLE
                             QUOTED PRICES         INPUTS           INPUTS          VALUE
----------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Certificates of Deposit      $            -  $    2,836,804,363  $           -  $2,836,804,363
Direct Bank Obligations                   -       1,694,005,059              -   1,694,005,059
Short-Term Notes                          -       2,627,630,908              -   2,627,630,908
U.S. Government Obligations               -         456,745,932              -     456,745,932
Investment Company              249,883,397                   -              -     249,883,397
                             -----------------------------------------------------------------
Total Assets                 $  249,883,397  $    7,615,186,262  $           -  $7,865,069,659
                             -----------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period


NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

6 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2011 (UNAUDITED)

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

7 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 8/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Money Market Fund

By:  /s/ William F. Glavin, Jr.
     ----------------------------
     William F. Glavin, Jr.
     Principal Executive Officer
Date: 10/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ William F. Glavin, Jr.
     ----------------------------
     William F. Glavin, Jr.
     Principal Executive Officer
Date: 10/12/2011

By:  /s/ Brian W. Wixted
     ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 10/12/2011